Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Schedule of Operating Expenses

The tables below show the breakdown of the Operating expenses by category:

in CHF thousands	For the three months ended June 30,
	Research and development expenses		General and administrative expenses		Total operating expenses
	2024	2023	2024	2023	2024	2023
Personnel expense	3,306	1,898	2,971	1,913	6,277	3,811
Payroll	1,226	1,321	1,752	1,269	2,978	2,590
Share-based compensation	2,080	577	1,219	644	3,299	1,221
Operating expenses	13,159	4,300	3,294	2,884	16,453	7,184
External service providers	12,987	4,140	2,242	2,360	15,229	6,500
Other operating expenses	108	102	1,027	505	1,135	607
Depreciation of property and equipment	26	28	4	4	30	32
Depreciation of right-of-use assets	38	30	21	15	59	45
Total	16,465	6,198	6,265	4,797	22,730	10,995

in CHF thousands	For the six months ended June 30,
	Research and development expenses		General and administrative expenses		Total operating expenses
	2024	2023	2024	2023	2024	2023
Personnel expense	5,042	3,021	5,207	3,106	10,249	6,127
Payroll	2,511	2,397	3,298	2,365	5,809	4,762
Share-based compensation expense	2,531	624	1,909	741	4,440	1,365
Operating expenses	22,279	9,325	5,752	5,734	28,031	49,922
External service providers	21,958	9,043	4,058	3,871	26,016	12,914
Other operating expenses	202	168	1,651	1,837	1,853	2,005
Depreciation of property and equipment	51	56	8	11	59	67
Depreciation of right-of-use assets	68	58	35	15	103	73
Merger and listing expense(1)	-	-	-	-	-	34,863
Total	27,321	12,346	10,959	8,840	38,280	56,049

(1) Merger and listing expense is presented separately from “research and development” and “general and administrative” expenses on the unaudited condensed consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.

Schedule of Finance Result

The table below shows the breakdown of the finance result by category:

in CHF thousands	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Finance income	660	216	1,241	253
Finance expense	(87)	(17)	(128)	(1,297)
Fair value adjustment on warrant liabilities	1,370	(2,625)	(1,699)	(2,203)
Foreign currency exchange gain (loss)	(267)	408	1,527	161
Finance result	1,676	(2,018)	941	(3,086)